THE ADVISORS’ INNER CIRCLE FUND II	CULLEN
ENHANCED EQUITY INCOME ETF
DECEMBER 31, 2025
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%
	Shares	Value
Communication Services — 8.4%
BCE	46,388	$1,104,962
Comcast, Cl A	35,703	1,067,163
Verizon Communications	28,882	1,176,364
		3,348,489
Consumer Discretionary — 1.9%
Genuine Parts	6,111	751,408
Consumer Staples — 8.5%
Altria Group	18,011	1,038,514
Keurig Dr Pepper	40,835	1,143,788
Sysco	16,302	1,201,295
		3,383,597
Energy — 9.5%
ConocoPhillips	15,126	1,415,945
EOG Resources	11,959	1,255,815
Exxon Mobil	9,237	1,111,580
		3,783,340
Financials — 17.7%
American International Group	12,575	1,075,791
Bank of America (a)	21,544	1,184,920
Citigroup	11,473	1,338,785
First Horizon (a)	46,046	1,100,500
PNC Financial Services Group	5,710	1,191,848
Truist Financial (a)	23,897	1,175,971
		7,067,815
Health Care — 17.8%
Becton Dickinson	6,407	1,243,406
Bristol-Myers Squibb	25,835	1,393,540
Medtronic PLC	17,273	1,659,244
Merck and Company Inc (a)	16,069	1,691,423
UnitedHealth Group	3,388	1,118,413
		7,106,026
Industrials — 10.1%
General Dynamics	2,325	782,735
PACCAR (a)	13,116	1,436,333
Union Pacific	3,415	789,958
United Parcel Service, Cl B	10,455	1,037,031
		4,046,057
Information Technology — 9.2%
Cisco Systems	20,416	1,572,644
International Business Machines	4,413	1,307,175
QUALCOMM	4,676	799,830
		3,679,649
Materials — 4.1%
PPG Industries	9,506	973,985
Smurfit WestRock	17,188	664,660
		1,638,645
Real Estate — 5.9%
Healthpeak Properties ‡	63,622	1,023,042
VICI Properties, Cl A ‡	47,368	1,331,988
		2,355,030
Utilities — 6.1%
Duke Energy	10,369	1,215,351
PPL	35,161	1,231,338
		2,446,689
Total Common Stock
(Cost $38,626,449)		39,606,745

Total Investments - 99.2%
(Cost $38,626,449)		$39,606,745

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN
ENHANCED EQUITY INCOME ETF
DECEMBER 31, 2025
(UNAUDITED)

WRITTEN OPTIONS — (0.1)%
Value
Total Written Options
(Premiums Received $60,360)	$(55,295)

A list of open exchange traded options contracts for the Fund at December 31, 2025, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
Call Options
Bank of America Corp	(108)	$(594,000)	$58	01/16/26	$(3,348)
First Horizon Corp	(460)	(1,099,400)	25	01/16/26	(11,500)
Merck and Company Inc	(81)	(852,606)	110	01/16/26	(3,240)
PACCAR	(4)	(43,804)	113.6	01/16/26	(300)
PACCAR	(127)	(1,390,777)	115	01/16/26	(22,352)
PPG Industries	(95)	(973,370)	105	01/16/26	(8,075)
Truist Financial Corp	(120)	(590,520)	50	01/16/26	(6,480)

Total Written Options		$(5,544,477)			$(55,295)

Percentages are based on Net Assets of $39,934,167.

(a)	All or a portion of these securities has been pledged and/or segregated as collateral for written options contracts. The Fair Value of the securities pledged as collateral is $4,571,107.

‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

CUL-QH-001-0400

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